Post Balance Sheet Events – Post 31 December 2019 (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jun. 02, 2020	May 18, 2020	May 06, 2020	Apr. 24, 2020	Apr. 15, 2020	Mar. 16, 2020
Post Balance Sheet Events – Post 31 December 2018 (Textual)
Ordinnary shares	1,234,399	264,286		6,118,797	420,000
Ordinary shares, description	The Company issued 1,234,399 ordinary shares in respect of the exercise of 1,234,399 warrants at a price of 39 pence and 50 pence per share, yielding £578,700 in cash proceeds for the Company.	The Company issued 264,286 ordinary shares of 3 pence each in respect of the exercise of 264,286 warrants at a price of 50 pence per share, yielding £132,143 in cash proceeds for the Company.			The Company issued 420,000 new Ordinary Shares of 3 pence each in connection with the exercise of options by a former director granted under the Company's 2014 share option scheme.
Sales Agreement. description			The Company held a General Meeting and announced that all resolutions had been passed. The resolutions included the grant of options under the Company's long-term incentive plan or US sub-plan (as appropriate) over 9,000,000 Shares to Dr Kunwar Shailubhai, the Company's Chief Executive Officer and Chief Scientific Officer; (b) options over 400,000 Shares to Tiziano Lazzaretti, the Company's Chief Financial Officer; and (c) options over a further 327,000 Shares to other staff members, all at an exercise price of 35p per share and all conditional on the surrender of all existing share options held by those individuals. The resolutions also included the grant by the Company of options over 3,809,403 Shares to Gabriele Cerrone, the Company's Executive Chairman under the Company's long-term incentive plan at an exercise price of 35p per share and conditional on the surrender of all existing share options held by Mr Cerrone.		The Company entered into an "At the Market" or "ATM" Sales Agreement with Think Equity (a division of Fordham Financial Management, Inc.) to raise up to US$20m from the sale of ADSs (each representing 5 new ordinary shares).
Conversion price, description				The Company issued 6,118,797 new Ordinary Shares of 3 pence each in paid in respect of (i) the conversion of £1,595,322 in face value of its outstanding convertible notes at a conversion price of 42 pence per share (including accrued interest of 16 per cent.); and (ii) the exercise of 1,712,672 warrants at a price of 35 pence per share, yielding £599,435.20 in cash proceeds for the Company and retiring £1,595,322 of indebtedness.
Exercise shares	1,234,399	264,286
Sales Agreement [Member]
Post Balance Sheet Events – Post 31 December 2018 (Textual)
Ordinnary shares					1,743,445
Gross proceeds					$ 1,985,004
Sales amount					$ 348,689
ADSs [Member]
Post Balance Sheet Events – Post 31 December 2018 (Textual)
Issuance of shares						3,333,333
Ordinnary shares						16,666,665
Public per share price						$ 3.00
Gross proceeds						$ 10,000,000
Ordinary shares, description						Each ADS offered represents five (5) Ordinary Shares (reduced from 10 ordinary shares in a stock split that took place in October 2019. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 499,999 ADSs on the same terms and conditions (the “Option”). All ADSs sold in the Offering were offered by the Company. The number of Ordinary Shares represented by ADSs comprised in the Offering (including by way of the exercise of the Option) were within existing shareholder authorities.
Euro [Member]
Post Balance Sheet Events – Post 31 December 2018 (Textual)
Nominal value						$ 0.03
GBP [Member]
Post Balance Sheet Events – Post 31 December 2018 (Textual)
Cash proceeds	$ 578,700	$ 132,143